OTHER FINANCIAL LIABILITIES - Schedule of interest-bearing loans due in installments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 62,851	$ 67,231	$ 48,363
Nominal values more than 90 days to one year	186,968	150,629	157,560
Nominal value more than one to three years	755,283	366,784	464,648
Nominal value more than three to five years	1,757,199	1,321,572	2,079,249
Nominal value more than five years	1,520,263	1,888,259	1,284,963
Total nominal value	4,282,564	3,794,475	4,034,783
Accounting values up to 90 days	102,653	75,169	100,691
Accounting values More than 90 days to one year	212,028	196,584	192,291
Accounting values More than one to three years	750,132	364,994	456,973
Accounting values More than three to five years	1,729,398	1,296,092	1,960,076
Accounting values More than five years	1,501,454	1,855,031	1,258,163
Total accounting value	4,295,665	3,787,870	3,968,194
LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	62,341	66,721	47,853
Nominal values more than 90 days to one year	185,438	149,099	156,030
Nominal value more than one to three years	745,397	362,704	460,568
Nominal value more than three to five years	1,757,199	1,313,726	2,069,363
Nominal value more than five years	1,520,263	1,888,259	1,284,963
Total nominal value	4,270,638	3,780,509	4,018,777
Accounting values up to 90 days	102,143	74,659	100,181
Accounting values More than 90 days to one year	210,498	195,054	190,761
Accounting values More than one to three years	740,246	360,914	452,893
Accounting values More than three to five years	1,729,398	1,288,246	1,950,190
Accounting values More than five years	1,501,454	1,855,031	1,258,163
Total accounting value	4,283,739	3,773,904	3,952,188
TAM S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	510	510
Nominal values more than 90 days to one year	1,530	1,530
Nominal value more than one to three years	9,886	4,080
Nominal value more than three to five years	0	7,846
Nominal value more than five years	0	0
Total nominal value	11,926	13,966
Accounting values up to 90 days	510	510
Accounting values More than 90 days to one year	1,530	1,530
Accounting values More than one to three years	9,886	4,080
Accounting values More than three to five years	0	7,846
Accounting values More than five years	0	0
Total accounting value	11,926	13,966
Bank loans | GOLDMANSACHS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days			2,750
Nominal values more than 90 days to one year			8,250
Nominal value more than one to three years			22,000
Nominal value more than three to five years			1,056,000
Nominal value more than five years			0
Total nominal value			1,089,000
Accounting values up to 90 days			44,891
Accounting values More than 90 days to one year			8,250
Accounting values More than one to three years			22,000
Accounting values More than three to five years			954,293
Accounting values More than five years			0
Total accounting value			$ 1,029,434
Effective rate			20.31%
Nominal rate			15.04%
Obligation with the public | SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	0	0	$ 0
Nominal values more than 90 days to one year	0	0	0
Nominal value more than one to three years	0	0	0
Nominal value more than three to five years	0	0	0
Nominal value more than five years	164,400	147,217	160,214
Total nominal value	164,400	147,217	160,214
Accounting values up to 90 days	0	0	0
Accounting values More than 90 days to one year	558	499	516
Accounting values More than one to three years	0	0	0
Accounting values More than three to five years	0	0	0
Accounting values More than five years	164,600	147,217	160,214
Total accounting value	$ 165,158	$ 147,716	$ 160,730
Effective rate	2.00%	2.00%	2.00%
Nominal rate	2.00%	2.00%	2.00%
Obligation with the public | SANTANDER | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 0	$ 0	$ 0
Nominal values more than 90 days to one year	0	0	0
Nominal value more than one to three years	0	0	0
Nominal value more than three to five years	0	0	0
Nominal value more than five years	3	3	3
Total nominal value	3	3	3
Accounting values up to 90 days	0	0	0
Accounting values More than 90 days to one year	0	0	0
Accounting values More than one to three years	0	0	0
Accounting values More than three to five years	0	0	0
Accounting values More than five years	3	3	3
Total accounting value	$ 3	$ 3	$ 3
Effective rate	1.00%	1.00%	1.00%
Nominal rate	1.00%	1.00%	1.00%
Obligation with the public | WILMINGTON TRUST COMPANY | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 0	$ 0	$ 0
Nominal values more than 90 days to one year	0	0	0
Nominal value more than one to three years	0	0	0
Nominal value more than three to five years	1,400,000	700,000	450,000
Nominal value more than five years	800,000	1,400,000	700,000
Total nominal value	2,200,000	2,100,000	1,150,000
Accounting values up to 90 days	31,112	0	0
Accounting values More than 90 days to one year	24,502	45,757	34,215
Accounting values More than one to three years	0	0	0
Accounting values More than three to five years	1,373,868	678,079	434,204
Accounting values More than five years	783,135	1,367,748	673,686
Total accounting value	$ 2,212,617	$ 2,091,584	$ 1,142,105
Effective rate	8.46%	10.69%	15.00%
Nominal rate	7.78%	9.71%	13.38%
Guaranteed obligations | WILMINGTON TRUST COMPANY | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 4,062	$ 3,960	$ 3,854
Nominal values more than 90 days to one year	12,311	11,992	11,693
Nominal value more than one to three years	34,050	33,179	32,356
Nominal value more than three to five years	49,352	34,951	34,083
Nominal value more than five years	0	31,645	50,599
Total nominal value	99,775	115,727	132,585
Accounting values up to 90 days	4,062	3,960	3,900
Accounting values More than 90 days to one year	12,311	11,992	11,693
Accounting values More than one to three years	34,050	33,179	32,356
Accounting values More than three to five years	49,351	34,951	34,083
Accounting values More than five years	0	31,645	50,571
Total accounting value	$ 99,774	$ 115,727	$ 132,603
Effective rate	5.81%	7.73%	8.76%
Nominal rate	5.81%	7.73%	8.76%
Guaranteed obligations | BNP PARIBAS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 3,372	$ 3,226	$ 2,912
Nominal values more than 90 days to one year	10,311	9,863	9,168
Nominal value more than one to three years	28,945	27,888	26,772
Nominal value more than three to five years	31,314	30,093	28,945
Nominal value more than five years	72,593	88,554	103,907
Total nominal value	146,535	159,624	171,704
Accounting values up to 90 days	4,023	4,020	3,936
Accounting values More than 90 days to one year	10,311	9,863	9,168
Accounting values More than one to three years	28,344	27,262	26,121
Accounting values More than three to five years	30,950	29,715	28,553
Accounting values More than five years	72,592	88,375	103,541
Total accounting value	$ 146,220	$ 159,235	$ 171,319
Effective rate	5.38%	6.03%	6.98%
Nominal rate	5.38%	6.03%	6.98%
Guaranteed obligations | BOCOMM | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 2,604	$ 1,042
Nominal values more than 90 days to one year	7,813	3,125
Nominal value more than one to three years	20,833	8,333
Nominal value more than three to five years	20,833	8,333
Nominal value more than five years	190,105	79,167
Total nominal value	242,188	100,000
Accounting values up to 90 days	3,255	1,123
Accounting values More than 90 days to one year	7,813	3,125
Accounting values More than one to three years	20,208	8,208
Accounting values More than three to five years	20,417	8,250
Accounting values More than five years	188,799	78,375
Total accounting value	$ 240,492	$ 99,081
Effective rate	5.83%	6.42%
Nominal rate	5.83%	6.42%
Guaranteed obligations | CCB | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 1,187
Nominal values more than 90 days to one year	3,562
Nominal value more than one to three years	9,500
Nominal value more than three to five years	9,500
Nominal value more than five years	146,459
Total nominal value	170,208
Accounting values up to 90 days	2,129
Accounting values More than 90 days to one year	3,562
Accounting values More than one to three years	9,500
Accounting values More than three to five years	9,500
Accounting values More than five years	146,458
Total accounting value	$ 171,149
Effective rate	5.75%
Nominal rate	5.75%
Other guaranteed obligations | CITIBANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 0	$ 0	$ 0
Nominal values more than 90 days to one year	0	0	0
Nominal value more than one to three years	0	0	0
Nominal value more than three to five years	0	0	0
Nominal value more than five years	0	0	0
Total nominal value	0	0	0
Accounting values up to 90 days	22	22	33
Accounting values More than 90 days to one year	0	0	0
Accounting values More than one to three years	0	0	0
Accounting values More than three to five years	0	0	0
Accounting values More than five years	0	0	0
Total accounting value	$ 22	$ 22	$ 33
Effective rate	1.00%	1.00%	1.00%
Nominal rate	1.00%	1.00%	1.00%
Other guaranteed obligations | JP MORGAN CHASE | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 0	$ 0	$ 0
Nominal values more than 90 days to one year	0	0	0
Nominal value more than one to three years	0	0	0
Nominal value more than three to five years	0	0	0
Nominal value more than five years	0	0	0
Total nominal value	0	0	0
Accounting values up to 90 days	209	209	17
Accounting values More than 90 days to one year	0	0	0
Accounting values More than one to three years	0	0	0
Accounting values More than three to five years	0	0	0
Accounting values More than five years	0	0	0
Total accounting value	$ 209	$ 209	$ 17
Effective rate	0.63%	0.63%	0.63%
Nominal rate	0.63%	0.63%	0.63%
Other guaranteed obligations | CREDIT AGRICOLE | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 0	$ 0	$ 0
Nominal values more than 90 days to one year	0	0	14,667
Nominal value more than one to three years	275,012	0	29,333
Nominal value more than three to five years	0	275,012	222,768
Nominal value more than five years	0	0	0
Total nominal value	275,012	275,012	266,768
Accounting values up to 90 days	2,719	3,020	4,241
Accounting values More than 90 days to one year	0	0	14,667
Accounting values More than one to three years	272,829	0	26,154
Accounting values More than three to five years	0	272,112	221,708
Accounting values More than five years	0	0	0
Total accounting value	$ 275,548	$ 275,132	$ 266,770
Effective rate	9.43%	6.63%	9.43%
Nominal rate	9.43%	6.63%	9.43%
Other guaranteed obligations | MUFG | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 11,763		$ 11,768
Nominal values more than 90 days to one year	35,290		35,960
Nominal value more than one to three years	94,108		16,374
Nominal value more than three to five years	44,178		0
Nominal value more than five years	33,134		0
Total nominal value	218,473		64,102
Accounting values up to 90 days	11,831		11,805
Accounting values More than 90 days to one year	35,290		35,960
Accounting values More than one to three years	93,045		16,374
Accounting values More than three to five years	43,470		0
Accounting values More than five years	32,605		0
Total accounting value	$ 216,241		$ 64,139
Effective rate	5.39%		7.11%
Nominal rate	5.39%		7.11%
Other guaranteed obligations | EXIM BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 5,094	$ 5,005	$ 0
Nominal values more than 90 days to one year	15,417	15,147	0
Nominal value more than one to three years	42,124	41,385	40,662
Nominal value more than three to five years	16,321	37,572	42,122
Nominal value more than five years	0	0	16,325
Total nominal value	78,956	99,109	99,109
Accounting values up to 90 days	5,317	5,284	282
Accounting values More than 90 days to one year	15,417	15,147	0
Accounting values More than one to three years	42,124	41,385	40,662
Accounting values More than three to five years	16,321	37,572	42,122
Accounting values More than five years	0	0	16,325
Total accounting value	$ 79,179	$ 99,388	$ 99,391
Effective rate	2.03%	2.29%	2.29%
Nominal rate	1.79%	2.05%	2.05%
Financial leases | EXIM BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 23,673	$ 32,988	$ 0
Nominal values more than 90 days to one year	68,176	74,220	0
Nominal value more than one to three years	141,222	167,003	197,499
Nominal value more than three to five years	59,589	103,326	141,169
Nominal value more than five years	13,203	35,535	74,404
Total nominal value	305,863	413,072	413,072
Accounting values up to 90 days	24,824	34,733	1,933
Accounting values More than 90 days to one year	68,176	74,221	0
Accounting values More than one to three years	140,999	166,291	195,741
Accounting values More than three to five years	59,589	103,326	141,169
Accounting values More than five years	13,203	35,532	74,404
Total accounting value	$ 306,791	$ 414,103	$ 413,247
Effective rate	3.54%	4.00%	4.13%
Nominal rate	2.68%	3.17%	3.31%
Financial leases | NATIXIS | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 6,824	$ 6,671	$ 6,516
Nominal values more than 90 days to one year	20,707	20,241	19,779
Nominal value more than one to three years	56,972	55,696	54,443
Nominal value more than three to five years	82,239	78,423	56,972
Nominal value more than five years		30,352	77,647
Total nominal value	166,742	191,383	215,357
Accounting values up to 90 days	8,106	8,284	8,559
Accounting values More than 90 days to one year	20,707	20,242	19,779
Accounting values More than one to three years	56,646	55,369	54,117
Accounting values More than three to five years	82,147	78,225	56,754
Accounting values More than five years		30,350	77,555
Total accounting value	$ 167,606	$ 192,470	$ 216,764
Effective rate	6.12%	6.73%	7.58%
Nominal rate	6.12%	6.73%	7.58%
Financial leases | NATIXIS | TAM S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 510	$ 510	$ 510
Nominal values more than 90 days to one year	1,530	1,530	1,530
Nominal value more than one to three years	9,886	4,080	4,080
Nominal value more than three to five years	0	7,846	9,886
Nominal value more than five years	0	0	0
Total nominal value	11,926	13,966	16,006
Accounting values up to 90 days	510	510	510
Accounting values More than 90 days to one year	1,530	1,530	1,530
Accounting values More than one to three years	9,886	4,080	4,080
Accounting values More than three to five years	0	7,846	9,886
Accounting values More than five years	0	0	0
Total accounting value	$ 11,926	$ 13,966	$ 16,006
Effective rate	0.00%	0.00%	0.00%
Nominal rate	0.00%	0.00%	0.00%
Financial leases | US BANK | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days		$ 10,972	$ 17,374
Nominal values more than 90 days to one year		6,520	49,311
Nominal value more than one to three years		0	17,492
Nominal value more than three to five years		0	0
Nominal value more than five years		0	0
Total nominal value	0	17,492	84,177
Accounting values up to 90 days		11,147	17,905
Accounting values More than 90 days to one year		6,217	49,311
Accounting values More than one to three years		0	15,731
Accounting values More than three to five years		0	0
Accounting values More than five years		0	0
Total accounting value	$ 0	$ 17,364	$ 82,947
Effective rate		4.88%	4.41%
Nominal rate		3.40%	3.16%
Financial leases | BANK OF UTAH | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 3,170	$ 2,857	$ 2,575
Nominal values more than 90 days to one year	10,019	7,991	7,202
Nominal value more than one to three years	37,304	29,220	23,637
Nominal value more than three to five years	37,835	46,016	37,304
Nominal value more than five years	61,655	75,786	101,864
Total nominal value	149,983	161,870	172,582
Accounting values up to 90 days	3,170	2,857	2,575
Accounting values More than 90 days to one year	10,019	7,991	7,202
Accounting values More than one to three years	37,304	29,220	23,637
Accounting values More than three to five years	37,835	46,016	37,304
Accounting values More than five years	61,655	75,786	101,864
Total accounting value	$ 149,983	$ 161,870	$ 172,582
Effective rate	10.46%	10.71%	10.71%
Nominal rate	10.46%	10.71%	10.71%
Financial leases | BOC AVIATION | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days	$ 592
Nominal values more than 90 days to one year	1,832
Nominal value more than one to three years	5,327
Nominal value more than three to five years	6,038
Nominal value more than five years	38,711
Total nominal value	52,500
Accounting values up to 90 days	1,364
Accounting values More than 90 days to one year	1,832
Accounting values More than one to three years	5,197
Accounting values More than three to five years	5,950
Accounting values More than five years	38,404
Total accounting value	$ 52,747
Effective rate	6.31%
Nominal rate	6.31%
Other loans | Various | LATAM Airlines Group S.A. and Subsidiaries
Other Financial Liabilities [Line Items]
Nominal values up to 90 days			$ 104
Nominal values more than 90 days to one year			0
Nominal value more than one to three years			0
Nominal value more than three to five years			0
Nominal value more than five years			0
Total nominal value			104
Accounting values up to 90 days			104
Accounting values More than 90 days to one year			0
Accounting values More than one to three years			0
Accounting values More than three to five years			0
Accounting values More than five years			0
Total accounting value			$ 104
Effective rate			0.00%
Nominal rate			0.00%